Note 2 - Basis of Preparation	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
NOTE
2:
BASIS OF PREPARATION
a.	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the IFRS Interpretations Committee (“IFRIC”).
b.	Basis of presentation

The consolidated financial statements have been prepared on a historical cost basis, and are presented in U.S. dollars. All values are rounded to the nearest thousand (
$000
), except share and per share data or when otherwise indicated.
c.	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries Adira Energy Holdings Corp. and Adira Energy Israel Ltd.

The results are included in the consolidated statements of comprehensive loss up to the effective date of dissolution.

Adira Energy Israel Ltd. was sold subsequent to the year-end.